Bank Loans (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term bank loans	$ 6,584,664	$ 6,082,574
Debt instrument maturity date description	Mature on various dates from January 2, 2020 to October 17, 2020.
Weighted average interest rate, percentage	6.56%	6.43%	6.38%
Interest expenses	$ 500,000	$ 500,000	$ 500,000
Minimum [Member]
Borrowings, interest rate	5.66%
Maximum [Member]
Borrowings, interest rate	9.00%